Stockholders' equity	12 Months Ended
Dec. 31, 2022
Stockholders' equity
Stockholders' equity
—
Note 19
Stockholders' equity
Capital
At December 31, 2022, the Company

had
2,469

million authorized shares, of

which
1,965

million were
registered and issued. At December

31, 2021, the Company

had
2,557

million authorized shares, of which
2,053

million were registered and

issued.
Dividends
At the Annual General Meeting of

Shareholders (AGM) in March 2022,

the shareholders approved

the
proposal of the Board of Directors

to distribute a total of
0.82

Swiss francs per share. The

approved dividend
distribution amounted to $ 1,700

million, with the Company disbursing

a portion in March 2022 and the
remaining amounts in April 2022.

At the AGM in March 2021, the shareholders

approved the proposal of the
Board of Directors to distribute a total

of
0.80

Swiss francs per share. The

approved dividend distribution
amounted to $ 1,730

million, with the Company disbursing

a portion in March 2021 and the remaining
amounts in April 2021. At the AGM

in March 2020, the shareholders

approved the proposal of the Board of
Directors to distribute a total of 0.80

Swiss francs per share. The approved

dividend distribution amounted

to
$ 1,758

million and was paid in April

2020.
Amounts available to be distributed

as dividends to the stockholders

of ABB Ltd are based on the
requirements of Swiss law and

ABB Ltd’s Articles of Incorporation,

and are determined based on

amounts
presented in the unconsolidated

financial statements of ABB Ltd, prepared

in accordance with Swiss law. At
December 31, 2022, the total unconsolidated

stockholders’ equity of ABB Ltd was
6,219

million Swiss francs
($ 6,742

million), including
236

million Swiss francs ($
256

million) representing share

capital,
8,852

million
Swiss francs ($ 9,597

million) representing reserves

and
2,869

million Swiss francs ($
3,111

million)
representing a reduction of equity for

treasury shares. Of the reserves,
2,869

million Swiss francs
($ 3,111

million) relating to treasury shares and
47

million Swiss francs ($
51

million) representing
20

percent
of share capital, at December 31, 2022,

are restricted by law and not

available for distribution.
Treasury stock transactions
In July 2020, the Company announced

it intended to initially buy
10

percent of its share capital (which

at the
time represented a maximum of 180

million shares, in addition

to those already held in treasury)

through the
share buyback program that started

in July 2020. The initial

share buyback program was executed

on a
second trading line on the SIX Swiss

Exchange and was completed

in March 2021. Through this

buyback
program, the Company purchased a

total of
129

million shares for approximately

$
3.5

billion. At the March
2021 AGM, shareholders approved

the cancellation of
115

million of the shares purchased under

this
buyback program and the cancellation

was completed in the second

quarter of 2021, resulting in a decrease
in Treasury stock of $ 3,157

million and a corresponding

total decrease in Capital stock,

Additional paid-in
capital and Retained earnings.
In March 2021, the Company announced

a follow-up share buyback

program of up to $
4.3

billion. This
buyback program, which was launched

in April 2021, was executed on

a second trading line

on the SIX
Swiss Exchange and was completed in

March 2022. Through

this follow-up buyback program, the Company
purchased a total of 90

million shares for approximately

$
3.1

billion. At the March 2022 AGM,

shareholders
approved the cancellation of 88

million shares which had been

purchased under the share buyback

programs
launched in July 2020 and

April 2021. The cancellation was

completed in the second quarter

of 2022,
resulting in a decrease in Treasury stock of $ 2,876

million and a corresponding

total decrease in Capital
stock, Additional paid-in capital

and Retained earnings.
In March 2022, the Company announced

a new share buyback program

of up to $
3

billion. This program,
which was launched in April

2022, is being executed on a second

trading line on the SIX Swiss

Exchange
and is planned to run until the Company’s

2023 AGM.
Under these buyback programs,

in 2022, 2021 and 2020, the Company

purchased
91

million,
78

million and
109

million, respectively, of its own shares, resulting in

an increase in Treasury stock of $
2,842

million,
$ 2,651

million and $
2,835

million, respectively.
In addition to the share buyback programs,

in 2022, 2021 and 2020, the Company

purchased a combined
total of 20

million,
33

million and
13

million, respectively, of its own shares on the open market,

mainly for use
in connection with its employee share

plans, resulting in an increase

in Treasury stock of $
660

million,
$ 1,032

million and $
346

million, respectively.
Obligations to issue shares relating

to employee incentive

programs
At December 31, 2022,

the Company had outstanding

obligations to deliver:
•

up to
1

million shares relating to

the options granted under

the 2017 launch of the MIP, with a
strike price of 21.23

Swiss francs, vested in August 2020

and expiring in August 2023,
•

up to
12

million shares relating to the

options granted under

the 2018 launch of the MIP, with a
strike price of 22.05

Swiss francs, vested in August 2021

and expiring in August 2024,
•

up to
7

million shares relating to

the options granted under

the 2019 launch of the MIP, with a
strike price of 17.63

Swiss francs, vested in August

2022 and expiring

in August 2025,
•

up to
2

million shares relating to

the ESAP, vesting and expiring in October 2023,
•

up to
8

million shares to Eligible

Participants under the 2022, 2021

and 2020 launches of the
LTIP,

vesting and expiring in April 2025,

April 2024

and April 2023, respectively, and
•

less than
1

million shares in connection

with certain other share-based

payment arrangements
with employees.
In addition to the above obligations,

the Company had

sold,

upon and in connection with

each launch of the
MIP,

call options to a bank at fair value,

giving the bank the right

to acquire shares equivalent to

the number
of shares represented by the MIP

WAR awards to participants. Under the terms

of the agreement with the
bank, the call options can only be exercised

by the bank to the extent that

MIP participants have exercised
their WARs. In connection with the spin-off of the Turbocharging

Division in October 2022, the Company
settled, for cash, the options outstanding

at September 30, 2022, immediately

prior to the spin-off, and
simultaneously issued to the bank

for cash an equivalent number of

new options with lower strike prices.

The
strike price of these new options was

determined so as to neutralize

the effect of the spin-off on the
Company’s share price. At December 31,

2022, such call options representing
3.3

million shares and with
strike prices ranging from 17.63

to
22.05

Swiss francs (weighted-average

strike price of
20.58

Swiss francs)
were held by the bank. The call options

expire in periods ranging

from August 2023 to August 2025.
See Note 18 for a description of

the above share
‑
based payment arrangements.
In 2022, 2021 and 2020, the Company

delivered
16

million,
36

million and
17

million shares, respectively, out
of treasury stock, for options exercised

in relation to the MIP. In addition, in 2021

and 2020, the Company
delivered 1.7

million and
1.4

million shares, respectively, out of treasury stock under

the ESAP. The number
of shares delivered in 2022 under

the ESAP was not significant.
Issuance of subsidiary shares
In November 2022, the Company received

gross proceeds of
203

million Swiss francs ($
216

million) through
a private placement of shares in its

ABB E-Mobility subsidiary, ABB E-mobility Holding

Ltd (ABB E-Mobility),
reducing the Company's beneficial

ownership in the subsidiary

from
100

percent to
92

percent. This resulted
in an increase in Additional

paid-in capital of $
120

million.